Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 07, 2022
Income Taxes [Line Items]
Imposed at a flat rate	30.00%
Preferential income tax rate	10.00%
Valuation allowance	$ 474,982
Unrecognized tax benefits
Interest and penalties
Singapore [Member]
Income Taxes [Line Items]
Imposed at a flat rate	17.00%
China [Member]
Income Taxes [Line Items]
Imposed at a flat rate	25.00%
Vietnam [Member]
Income Taxes [Line Items]
Imposed at a flat rate	20.00%
UNITED STATES
Income Taxes [Line Items]
Net operating losses carryforwards	$ 577,560
Ethiopia [Member]
Income Taxes [Line Items]
Net operating losses carryforwards	592,990
Related Party [Member]
Income Taxes [Line Items]
Net operating losses carryforwards	$ 488,213